LIBERTY SHORT TERM GOVERNMENT FUND
                               LIBERTY NEWPORT GLOBAL EQUITY FUND
                              LIBERTY NEWPORT GLOBAL UTILITIES FUND
                                      LIBERTY SPECIAL FUND
                                LIBERTY CONTRARIAN SMALL CAP FUND
                                 LIBERTY CONTRARIAN EQUITY FUND
                                LIBERTY CONTRARIAN BALANCED FUND
                                  LIBERTY OREGON TAX-FREE FUND
                                     LIBERTY CONTRARIAN FUND
                                LIBERTY HIGH YIELD MUNICIPAL FUND
                              LIBERTY INTERMEDIATE TAX-EXEMPT FUND
                                     LIBERTY TAX-EXEMPT FUND
                                 LIBERTY TAX-EXEMPT INSURED FUND
                               LIBERTY CALIFORNIA TAX-EXEMPT FUND
                               LIBERTY CONNECTICUT TAX-EXEMPT FUND
                                 LIBERTY FLORIDA TAX-EXEMPT FUND
                              LIBERTY MASSACHUSETTS TAX-EXEMPT FUND
                                LIBERTY MICHIGAN TAX-EXEMPT FUND
                                LIBERTY MINNESOTA TAX-EXEMPT FUND
                                LIBERTY NEW YORK TAX-EXEMPT FUND
                             LIBERTY NORTH CAROLINA TAX-EXEMPT FUND
                                  LIBERTY OHIO TAX-EXEMPT FUND
                                   LIBERTY YOUNG INVESTOR FUND
                                    LIBERTY GROWTH STOCK FUND
                                LIBERTY INCOME BOND FUND CLASS A
                              LIBERTY HIGH YIELD BOND FUND CLASS A
                             LIBERTY INTERMEDIATE BOND FUND CLASS A
                           LIBERTY HIGH INCOME MUNICIPALS FUND CLASS A
                                   LIBERTY FOCUS FUND CLASS A
                            LIBERTY SMALL COMPANY GROWTH FUND CLASS A
                           LIBERTY CAPITAL OPPORTUNITIES FUND CLASS A

The Funds' prospectuses are amended to replace the caption HOW TO EXCHANGE SHARES in its entirety as follows:

HOW TO EXCHANGE SHARES
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

G-36/486D-1000                                                  October 23, 2000

                               LIBERTY SHORT TERM GOVERNMENT FUND
                               LIBERTY NEWPORT GLOBAL EQUITY FUND
                              LIBERTY NEWPORT GLOBAL UTILITIES FUND
                                      LIBERTY SPECIAL FUND
                                LIBERTY CONTRARIAN SMALL CAP FUND
                                 LIBERTY CONTRARIAN EQUITY FUND
                                LIBERTY CONTRARIAN BALANCED FUND
                                  LIBERTY OREGON TAX-FREE FUND
                                     LIBERTY CONTRARIAN FUND
                                LIBERTY HIGH YIELD MUNICIPAL FUND
                              LIBERTY INTERMEDIATE TAX-EXEMPT FUND
                                     LIBERTY TAX-EXEMPT FUND
                                 LIBERTY TAX-EXEMPT INSURED FUND
                               LIBERTY CALIFORNIA TAX-EXEMPT FUND
                               LIBERTY CONNECTICUT TAX-EXEMPT FUND
                                 LIBERTY FLORIDA TAX-EXEMPT FUND
                              LIBERTY MASSACHUSETTS TAX-EXEMPT FUND
                                LIBERTY MICHIGAN TAX-EXEMPT FUND
                                LIBERTY MINNESOTA TAX-EXEMPT FUND
                                LIBERTY NEW YORK TAX-EXEMPT FUND
                             LIBERTY NORTH CAROLINA TAX-EXEMPT FUND
                                  LIBERTY OHIO TAX-EXEMPT FUND
                                   LIBERTY YOUNG INVESTOR FUND
                                    LIBERTY GROWTH STOCK FUND
                                LIBERTY INCOME BOND FUND CLASS A
                              LIBERTY HIGH YIELD BOND FUND CLASS A
                             LIBERTY INTERMEDIATE BOND FUND CLASS A
                           LIBERTY HIGH INCOME MUNICIPALS FUND CLASS A
                                   LIBERTY FOCUS FUND CLASS A
                            LIBERTY SMALL COMPANY GROWTH FUND CLASS A
                           LIBERTY CAPITAL OPPORTUNITIES FUND CLASS A

The Funds' Statements of Additional Information are amended to add the following sub-heading under the PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES:

PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to Class A initial or contingent deferred sales charges; however, they will be subject to the annual 12b-1 service fee.

G-35/485D-1000                                                  October 23, 2000